Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance corporation (in Dollars)					$ 250,000
Insured limit amount (in Dollars)	$ 250,000		$ 250,000		$ 250,000
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	(4.03%)	18.14%	69.85%	3.51%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount (in Dollars)			$ 15,827,645		$ 15,827,645
Class A Common Stock Subject To Possible Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to subject to possible redemption (in Shares)	2,100,481		2,100,481		28,750,000	28,750,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase to share (in Shares)					14,583,333
Purchase of shares (in Shares)			14,583,333
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount (in Dollars)			$ 481,824		$ 481,824